Subsequent Events (Details) ¥ in Millions, $ in Millions			1 Months Ended
	Sep. 30, 2025 CNY (¥)	Jul. 01, 2025 CNY (¥) shares	Jun. 30, 2025 CNY (¥)	Oct. 21, 2025 USD ($) shares
Subsequent Events [Line Items]
Cash consideration			¥ 9.8
Forecast [Member]
Subsequent Events [Line Items]
Aggregate shares	¥ 180.0
Subsequent Event [Member] | Shenzhen Letsvan [Member]
Subsequent Events [Line Items]
Cash consideration		¥ 383.5
Subsequent Event [Member] | Mr. Huiyu Zhan [Member]
Subsequent Events [Line Items]
Equity interests		76.30%
Class A Ordinary Shares [Member] | 2025 Share Repurchase Program [Member] | Forecast [Member]
Subsequent Events [Line Items]
Number of shares repurchased | shares				955,812
Number of shares repurchased amount | $				$ 2.8
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Mr. Huiyu Zhan [Member]
Subsequent Events [Line Items]
Number of shares issued for consideration | shares		18,219,330